INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Components of inventories are as follows:
	June 30,
	2015	2016

Raw materials	$12,857	$12,975
Work in progress	8,157	12,770
Finished goods	13,692	10,656

	$34,706	$36,401